Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment, Product and Geographic Information
Revenue	$ 1,201,339	$ 1,547,097	$ 887,282
China
Segment, Product and Geographic Information
Revenue	925,429	1,261,098	707,002
Taiwan
Segment, Product and Geographic Information
Revenue	175,544	219,106	123,180
Other Asia Pacific (Philippines, Korea and Japan)
Segment, Product and Geographic Information
Revenue	90,258	66,184	56,195
Europe and America
Segment, Product and Geographic Information
Revenue	10,108	709	905
Driver IC
Segment, Product and Geographic Information
Revenue	1,042,938	1,361,442	756,522
Driver IC | China
Segment, Product and Geographic Information
Revenue	828,754	1,149,442	643,527
Driver IC | Taiwan
Segment, Product and Geographic Information
Revenue	149,037	167,728	88,001
Driver IC | Other Asia Pacific (Philippines, Korea and Japan)
Segment, Product and Geographic Information
Revenue	64,523	44,272	24,964
Driver IC | Europe and America
Segment, Product and Geographic Information
Revenue	624		30
Non-driver products
Segment, Product and Geographic Information
Revenue	158,401	185,655	130,760
Non-driver products | China
Segment, Product and Geographic Information
Revenue	96,675	111,656	63,475
Non-driver products | Taiwan
Segment, Product and Geographic Information
Revenue	26,507	51,378	35,179
Non-driver products | Other Asia Pacific (Philippines, Korea and Japan)
Segment, Product and Geographic Information
Revenue	25,735	21,912	31,231
Non-driver products | Europe and America
Segment, Product and Geographic Information
Revenue	$ 9,484	$ 709	$ 875